Revenue Recognition - Adoption of ASC 606 (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit	$ (1,616)	$ (6,022)
ASU 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit			$ 15